CASH FLOW ITEMS - Other Non-Cash Items, Operating Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Share-based compensation	$ 8,400,000	$ 5,900,000
Effects of exchange rate fluctuation on restricted cash	300,000	(1,600,000)
Amortization of gains related to flow-through common shares	0	(3,600,000)
Changes in estimates of environmental indemnities at closed sites	7,300,000	7,500,000
Other	2,700,000	1,400,000
Total adjustments for other non-cash items within operating activities	$ 18,700,000	$ 9,600,000